ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Liabilities related with the Smart ID acquisition (see note 8 c1)	$ 805	$ 805
Accrued marketing expenses	125	240
Professional services	155	283
Facilities	39	466
Legal contingent liability	60	60
Legal service providers	39	76
Authorities	382
Other accrued expenses	2,788	2,737
Accrued expenses and other liabilities	$ 4,393	$ 4,667